SCUDDER
INVESTMENTS(SM)
[LOGO]

                                                                  April 26, 2000
Dear Scudder Investor,

On the reverse side, you will find a prospectus supplement that contains information regarding the portfolio managers of Scudder High Yield Bond Fund. Please keep this supplement with your prospectus.

If you have questions about this information, or about the fund in general, please call a Scudder Investor Information representative at 1-800-SCUDDER. We will be happy to help you.

Sincerely,

/s/Mark S. Casady
Mark S. Casady
President,
Scudder Investor Services, Inc.


                  This letter is for explanatory purposes only
                        and is not part of the prospectus
                        supplement on the reverse side.

                                 (over, please)

SCUDDER
INVESTMENTS(SM)
[LOGO]

Scudder High Yield Bond Fund

Supplement to Prospectus
Dated April 12, 2000

The following information replaces the current disclosure for the Scudder High Yield Bond Fund in "The portfolio managers" section of the Prospectus on page 16:

Harry E. Resis
Lead Portfolio Manager
   o  Began investment career in 1968
   o  Joined the adviser in 1988
   o  Joined the fund team in 2000

Daniel J. Doyle
   o  Began investment career in 1984
   o  Joined the adviser in 1986
   o  Joined the fund team in 2000


April 26, 2000